Not FDIC Insured May Lose Value No Bank Guarantee
FAS3-Q3PH

Schedules of Investments
(unaudited)
Franklin Emerging Market Core Equity (IU) Fund 2
Franklin International Core Equity (IU) Fund 10
Franklin U.S. Core Equity (IU) Fund 17
Notes to Schedules of Investments 24

Franklin Fund Allocator Series
Schedule of Investments (unaudited), April 30, 2024
Franklin Emerging Market Core Equity (IU) Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.0%
Aerospace & Defense 0.4%
Hanwha Aerospace Co. Ltd. ............................. South Korea 3,429 $ 519,392
Air Freight & Logistics 0.2%
a,b
JD Logistics, Inc. , 144A , Reg S ........................... China 254,200 275,124
Automobile Components 0.7%
Hankook Tire & Technology Co. Ltd. ....................... South Korea 10,849 459,056
Hyundai Mobis Co. Ltd. ................................. South Korea 3,392 553,371
1,012,427
Automobiles 3.2%
Brilliance China Automotive Holdings Ltd. ................... China 572,000 474,975
BYD Co. Ltd. , A ....................................... China 17,000 510,403
BYD Co. Ltd. , H ...................................... China 40,500 1,110,195
a
Li Auto, Inc. , A ........................................ China 113,200 1,483,116
Tata Motors Ltd. , A .................................... India 53,757 438,364
b
Yadea Group Holdings Ltd. , 144A , Reg S ................... China 252,000 484,759
4,501,812
Banks 14.2%
Abu Dhabi Islamic Bank PJSC ........................... United Arab
Emirates 49,590 150,678
Akbank TAS ......................................... Turkiye 493,687 908,676
Axis Bank Ltd. ........................................ India 34,073 475,459
Banco de Chile ....................................... Chile 4,495,549 498,699
b
Banco del Bajio SA , 144A , Reg S ......................... Mexico 136,280 502,576
Bancolombia SA ...................................... Colombia 19,273 166,053
Bank Central Asia Tbk. PT .............................. Indonesia 1,944,600 1,169,258
Bank of Beijing Co. Ltd. , A ............................... China 241,195 185,676
Bank of Shanghai Co. Ltd. , A ............................. China 161,100 162,310
Bank Polska Kasa Opieki SA ............................. Poland 21,330 883,101
BDO Unibank, Inc. .................................... Philippines 136,432 350,298
China Merchants Bank Co. Ltd. , H ......................... China 221,500 959,273
China Minsheng Banking Corp. Ltd. , A ...................... China 403,400 219,960
Commercial International Bank - Egypt (CIB) ................. Egypt 71,691 107,724
Emirates NBD Bank PJSC .............................. United Arab
Emirates 50,712 234,720
a
Haci Omer Sabanci Holding A/S .......................... Turkiye 112,234 320,387
Hana Financial Group, Inc. .............................. South Korea 36,182 1,521,758
ICICI Bank Ltd. ....................................... India 107,472 1,480,430
KB Financial Group, Inc. ................................ South Korea 32,208 1,741,960
b
Moneta Money Bank A/S , 144A , Reg S ..................... Czech Republic 33,303 134,277
Nedbank Group Ltd. ................................... South Africa 51,734 629,131
OTP Bank Nyrt. ....................................... Hungary 32,372 1,604,879
Ping An Bank Co. Ltd. , A ................................ China 97,200 144,472
Santander Bank Polska SA .............................. Poland 5,164 707,665
SCB X PCL .......................................... Thailand 145,700 415,892
Shinhan Financial Group Co. Ltd. ......................... South Korea 47,955 1,606,637
Standard Bank Group Ltd. ............................... South Africa 90,594 850,867
TMBThanachart Bank PCL .............................. Thailand 5,229,600 254,008
Woori Financial Group, Inc. .............................. South Korea 102,537 1,047,823
Yapi ve Kredi Bankasi A/S ............................... Turkiye 541,624 542,368
19,977,015
Beverages 2.2%
Arca Continental SAB de CV ............................. Mexico 86,000 839,179
b
Nongfu Spring Co. Ltd. , H , 144A , Reg S .................... China 215,200 1,264,266
United Spirits Ltd. ..................................... India 49,163 691,413

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Beverages (continued)
Varun Beverages Ltd. .................................. India 14,323 $ 253,299
3,048,157
Biotechnology 0.5%
a,b
Akeso, Inc. , 144A , Reg S ............................... China 86,000 526,238
Chongqing Zhifei Biological Products Co. Ltd. , A .............. China 29,500 142,484
668,722
Broadline Retail 3.9%
Alibaba Group Holding Ltd. .............................. China 271,300 2,540,167
a
PDD Holdings, Inc. , ADR ................................ China 10,300 1,289,354
Vipshop Holdings Ltd. , ADR ............................. China 68,380 1,028,435
Woolworths Holdings Ltd. ............................... South Africa 170,973 546,482
5,404,438
Capital Markets 1.1%
East Money Information Co. Ltd. , A ........................ China 83,300 149,426
b
HDFC Asset Management Co. Ltd. , 144A , Reg S ............. India 15,363 716,003
Huatai Securities Co. Ltd. , A ............................. China 84,200 159,240
Korea Investment Holdings Co. Ltd. ....................... South Korea 8,427 406,164
Samsung Securities Co. Ltd. ............................. South Korea 6,052 165,093
1,595,926
Chemicals 2.8%
Asian Paints Ltd. ...................................... India 28,771 989,381
Berger Paints India Ltd. ................................. India 54,930 334,508
Kumho Petrochemical Co. Ltd. ........................... South Korea 1,657 164,347
Orbia Advance Corp. SAB de CV ......................... Mexico 104,900 172,356
a,b,c
PhosAgro PJSC , GDR , Reg S ............................ Russia 32,310 —
PI Industries Ltd. ...................................... India 12,687 554,328
Pidilite Industries Ltd. .................................. India 5,835 212,767
Sahara International Petrochemical Co. ..................... Saudi Arabia 62,686 572,936
Saudi Aramco Base Oil Co. .............................. Saudi Arabia 3,243 130,648
Supreme Industries Ltd. ................................ India 12,373 749,155
3,880,426
Communications Equipment 0.2%
BYD Electronic International Co. Ltd. ....................... China 31,500 106,115
ZTE Corp. , A ......................................... China 46,900 184,303
290,418
Construction & Engineering 0.6%
Larsen & Toubro Ltd. ................................... India 19,756 848,988
Construction Materials 0.6%
Ambuja Cements Ltd. .................................. India 48,485 359,341
a
Cemex SAB de CV .................................... Mexico 161,800 128,199
Shree Cement Ltd. .................................... India 1,016 297,369
784,909
Consumer Finance 0.5%
Krungthai Card PCL ................................... Thailand 100,600 115,617
Muangthai Capital PCL ................................. Thailand 138,600 168,127
a
Muthoot Finance Ltd. .................................. India 22,176 456,022
739,766
Consumer Staples Distribution & Retail 1.6%
Bid Corp. Ltd. ........................................ South Africa 19,199 440,304
a,b
East Buy Holding Ltd. , 144A , Reg S ....................... China 79,500 168,077

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Consumer Staples Distribution & Retail (continued)
Nahdi Medical Co. ..................................... Saudi Arabia 6,586 $ 242,463
President Chain Store Corp. ............................. Taiwan 19,000 159,494
Raia Drogasil SA ...................................... Brazil 39,800 196,089
Sumber Alfaria Trijaya Tbk. PT ........................... Indonesia 2,941,600 530,067
Wal-Mart de Mexico SAB de CV .......................... Mexico 138,300 516,162
2,252,656
Diversified Consumer Services 0.2%
a
TAL Education Group , ADR .............................. China 25,500 307,020
Diversified REITs 0.1%
Fibra Uno Administracion SA de CV ....................... Mexico 92,200 132,378
Diversified Telecommunication Services 0.9%
Chunghwa Telecom Co. Ltd. ............................. Taiwan 198,000 751,204
LG Uplus Corp. ....................................... South Korea 40,134 284,252
Telekom Malaysia Bhd. ................................. Malaysia 224,700 291,439
1,326,895
Electric Utilities 0.4%
c
Inter RAO UES PJSC .................................. Russia 8,656,700 —
a
Public Power Corp. SA ................................. Greece 30,465 363,678
Tata Power Co. Ltd. (The) ............................... India 43,883 235,442
599,120
Electrical Equipment 2.1%
ABB India Ltd. ........................................ India 5,348 418,645
CG Power & Industrial Solutions Ltd. ....................... India 110,113 728,899
Havells India Ltd. ..................................... India 35,990 716,089
NARI Technology Co. Ltd. , A ............................. China 39,760 128,599
Polycab India Ltd. ..................................... India 7,695 522,039
Voltronic Power Technology Corp. ......................... Taiwan 10,000 472,317
2,986,588
Electronic Equipment, Instruments & Components 2.9%
AAC Technologies Holdings, Inc. .......................... China 140,500 447,155
Delta Electronics, Inc. .................................. Taiwan 44,000 430,125
Foxconn Industrial Internet Co. Ltd. , A ...................... China 116,400 384,612
Hon Hai Precision Industry Co. Ltd. ........................ Taiwan 146,000 693,754
Largan Precision Co. Ltd. ............................... Taiwan 13,000 864,986
WPG Holdings Ltd. .................................... Taiwan 314,000 846,526
Zhen Ding Technology Holding Ltd. ........................ Taiwan 124,000 438,113
4,105,271
Entertainment 1.2%
NetEase, Inc. ........................................ China 91,300 1,711,364
Financial Services 1.2%
Bajaj Holdings & Investment Ltd. .......................... India 1,730 168,004
Power Finance Corp. Ltd. ............................... India 284,628 1,499,919
1,667,923
Food Products 1.8%
a
Britannia Industries Ltd. ................................. India 18,594 1,062,442
Henan Shuanghui Investment & Development Co. Ltd. , A ....... China 42,900 159,606
Nestle India Ltd. ...................................... India 12,399 372,081
Orion Corp. .......................................... South Korea 4,388 292,838
QL Resources Bhd. .................................... Malaysia 142,400 191,232

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
Savola Group (The) ................................... Saudi Arabia 35,207 $ 473,099
2,551,298
Gas Utilities 0.1%
Kunlun Energy Co. Ltd. ................................. China 168,000 162,854
Ground Transportation 0.2%
Container Corp. of India Ltd. ............................. India 20,834 255,829
Health Care Equipment & Supplies 0.2%
Shandong Weigao Group Medical Polymer Co. Ltd. , H ......... China 223,600 152,634
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. , A .......... China 3,500 146,964
299,598
Health Care Providers & Services 1.0%
Bumrungrad Hospital PCL ............................... Thailand 59,300 390,132
Dr. Sulaiman Al Habib Medical Services Group Co. ............ Saudi Arabia 8,251 682,256
Sinopharm Group Co. Ltd. , H ............................ China 130,400 329,303
1,401,691
Hotels, Restaurants & Leisure 2.4%
Indian Hotels Co. Ltd. , A ................................ India 125,962 867,746
a,b
Meituan Dianping , B , 144A , Reg S ........................ China 70,710 965,500
OPAP SA ........................................... Greece 11,560 192,596
Yum China Holdings, Inc. ............................... China 17,536 640,239
a
Zomato Ltd. ......................................... India 299,800 691,720
3,357,801
Household Durables 0.3%
Gree Electric Appliances, Inc. of Zhuhai , A ................... China 30,600 177,528
Haier Smart Home Co. Ltd. , A ............................ China 58,700 244,211
421,739
Household Products 0.1%
Kimberly-Clark de Mexico SAB de CV , A .................... Mexico 67,200 139,920
Independent Power and Renewable Electricity Producers 0.9%
a
Adani Power Ltd. ..................................... India 89,390 653,686
Engie Brasil Energia SA ................................ Brazil 39,100 308,014
NTPC Ltd. ........................................... India 59,757 259,626
1,221,326
Industrial Conglomerates 1.0%
Alfa SAB de CV , A ..................................... Mexico 630,300 463,709
KOC Holding A/S ..................................... Turkiye 136,962 956,181
1,419,890
Insurance 2.9%
Bupa Arabia for Cooperative Insurance Co. .................. Saudi Arabia 2,397 154,150
Co. for Cooperative Insurance (The) ....................... Saudi Arabia 13,295 527,647
DB Insurance Co. Ltd. .................................. South Korea 8,361 584,835
OUTsurance Group Ltd. ................................ South Africa 160,133 345,222
Ping An Insurance Group Co. of China Ltd. , H ................ China 234,500 1,062,760
Samsung Fire & Marine Insurance Co. Ltd. .................. South Korea 2,224 496,391
Samsung Life Insurance Co. Ltd. .......................... South Korea 13,956 876,940
4,047,945
Interactive Media & Services 4.9%
Autohome, Inc. , ADR ................................... China 12,700 326,390
a
Baidu, Inc. , A ......................................... China 38,000 492,306

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services (continued)
a,b
Kuaishou Technology , 144A , Reg S ........................ China 134,700 $ 944,330
Tencent Holdings Ltd. .................................. China 115,900 5,085,998
6,849,024
IT Services 2.6%
Elm Co. ............................................ Saudi Arabia 1,947 473,928
HCL Technologies Ltd. ................................. India 12,193 198,872
Infosys Ltd. .......................................... India 32,905 555,427
Samsung SDS Co. Ltd. ................................. South Korea 3,105 355,699
Tata Consultancy Services Ltd. ........................... India 45,093 2,057,465
3,641,391
Life Sciences Tools & Services 0.4%
Divi's Laboratories Ltd. ................................. India 2,754 131,830
WuXi AppTec Co. Ltd. , A ................................ China 24,700 148,427
b
WuXi AppTec Co. Ltd. , H , 144A , Reg S ..................... China 56,240 253,138
533,395
Machinery 0.7%
Doosan Bobcat, Inc. ................................... South Korea 11,045 411,648
Sinotruk Hong Kong Ltd. ................................ China 132,500 329,750
Weichai Power Co. Ltd. , A ............................... China 81,700 196,009
937,407
Media 0.1%
Focus Media Information Technology Co. Ltd. , A .............. China 158,100 141,520
Metals & Mining 3.7%
Cia de Minas Buenaventura SAA , ADR ..................... Peru 21,300 368,490
Cia Siderurgica Nacional SA ............................. Brazil 68,100 182,581
CMOC Group Ltd. , H ................................... China 714,000 669,873
c
GMK Norilskiy Nickel PAO ............................... Russia 316,400 —
Gold Fields Ltd. ....................................... South Africa 43,105 697,437
Harmony Gold Mining Co. Ltd. ........................... South Africa 73,778 638,729
Hindalco Industries Ltd. ................................. India 66,283 509,622
Kumba Iron Ore Ltd. ................................... South Africa 12,257 301,902
a,c
Novolipetsk Steel PJSC ................................ Russia 347,890 —
a,c
Severstal PAO ....................................... Russia 48,409 —
Vale SA ............................................. Brazil 119,100 1,451,832
Vedanta Ltd. ......................................... India 74,743 356,622
5,177,088
Multi-Utilities 0.5%
YTL Corp. Bhd. ....................................... Malaysia 477,500 308,726
YTL Power International Bhd. ............................ Malaysia 473,500 453,920
762,646
Oil, Gas & Consumable Fuels 4.3%
Adaro Energy Indonesia Tbk. PT .......................... Indonesia 2,657,200 441,621
China Petroleum & Chemical Corp. , A ...................... China 272,600 238,387
Exxaro Resources Ltd. ................................. South Africa 21,945 210,287
Inner Mongolia Yitai Coal Co. Ltd. , B ....................... China 221,951 431,367
MOL Hungarian Oil & Gas plc ............................ Hungary 47,683 391,399
Motor Oil Hellas Corinth Refineries SA ..................... Greece 12,984 376,378
Petroleo Brasileiro SA .................................. Brazil 142,400 1,213,922
Reliance Industries Ltd. ................................. India 54,745 1,921,236
b
Saudi Arabian Oil Co. , 144A , Reg S ....................... Saudi Arabia 13,573 108,757

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Ultrapar Participacoes SA ............................... Brazil 143,000 $ 711,977
6,045,331
Paper & Forest Products 0.2%
Indah Kiat Pulp & Paper Tbk. PT .......................... Indonesia 370,200 213,071
Passenger Airlines 0.4%
a,b
InterGlobe Aviation Ltd. , 144A , Reg S ...................... India 10,847 517,081
Personal Care Products 0.9%
Colgate-Palmolive India Ltd. ............................. India 25,908 876,519
a,b
Giant Biogene Holding Co. Ltd. , 144A , Reg S ................ China 51,000 310,726
1,187,245
Pharmaceuticals 1.9%
Aurobindo Pharma Ltd. ................................. India 22,659 312,630
China Medical System Holdings Ltd. ....................... China 240,000 214,281
CSPC Pharmaceutical Group Ltd. ......................... China 1,351,600 1,109,828
Dr Reddy's Laboratories Ltd. ............................. India 5,809 430,950
Lupin Ltd. ........................................... India 33,412 657,696
2,725,385
Real Estate Management & Development 1.2%
Barwa Real Estate Co. ................................. Qatar 181,387 139,546
a
Emaar Properties PJSC ................................ United Arab
Emirates 457,550 1,022,757
b
Longfor Group Holdings Ltd. , 144A , Reg S .................. China 355,500 526,541
1,688,844
Semiconductors & Semiconductor Equipment 11.8%
Alchip Technologies Ltd. ................................ Taiwan 4,000 376,578
eMemory Technology, Inc. ............................... Taiwan 8,000 536,728
MediaTek, Inc. ....................................... Taiwan 31,000 932,996
Novatek Microelectronics Corp. ........................... Taiwan 86,000 1,622,050
SK Hynix, Inc. ........................................ South Korea 5,512 678,303
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 454,000 10,850,810
Tongwei Co. Ltd. , A .................................... China 50,900 152,127
United Microelectronics Corp. ............................ Taiwan 936,000 1,435,491
16,585,083
Software 0.2%
Beijing Kingsoft Office Software, Inc. , A ..................... China 4,360 184,679
Tata Elxsi Ltd. ........................................ India 1,706 143,987
328,666
Specialty Retail 1.7%
b
Pop Mart International Group Ltd. , 144A , Reg S .............. China 91,600 391,991
b
Topsports International Holdings Ltd. , 144A , Reg S ............ China 355,000 246,535
Trent Ltd. ........................................... India 27,542 1,453,389
Vibra Energia SA ...................................... Brazil 64,600 291,897
2,383,812
Technology Hardware, Storage & Peripherals 5.5%
Asustek Computer, Inc. ................................. Taiwan 39,000 510,472
Inventec Corp. ....................................... Taiwan 460,000 736,606
Samsung Electronics Co. Ltd. ............................ South Korea 94,243 5,223,948
Shenzhen Transsion Holdings Co. Ltd. , A ................... China 9,109 181,146
Wistron Corp. ........................................ Taiwan 315,000 1,076,629
7,728,801

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 29 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods 1.2%
ANTA Sports Products Ltd. .............................. China 92,600 $ 1,048,311
Bosideng International Holdings Ltd. ....................... China 720,000 416,779
Pou Chen Corp. ...................................... Taiwan 142,000 156,891
1,621,981
Transportation Infrastructure 1.0%
International Container Terminal Services, Inc. ................ Philippines 141,820 813,278
Malaysia Airports Holdings Bhd. .......................... Malaysia 176,400 369,189
Promotora y Operadora de Infraestructura SAB de CV ......... Mexico 18,880 189,708
1,372,175
Wireless Telecommunication Services 1.2%
Bharti Airtel Ltd. ...................................... India 11,986 189,669
Etihad Etisalat Co. .................................... Saudi Arabia 75,140 1,041,775
SK Telecom Co. Ltd. ................................... South Korea 5,973 220,272
TIM SA ............................................. Brazil 63,400 215,039
1,666,755
Total Common Stocks (Cost $ 120,676,170 ) .....................................
136,023,327
Preferred Stocks 2.6%
Banks 1.7%
d
Itau Unibanco Holding SA , 8.37% ......................... Brazil 151,100 912,662
d
Itausa SA , 3.14% ..................................... Brazil 807,066 1,486,060
2,398,722
Electric Utilities 0.4%
d
Cia Energetica de Minas Gerais , 11.04% .................... Brazil 286,390 538,917
Metals & Mining 0.5%
d
Gerdau SA , 6.89% .................................... Brazil 219,134 770,691
Total Preferred Stocks (Cost $ 3,265,051 ) .......................................
3,708,330
Total Long Term Investments (Cost $ 123,941,221 ) ...............................
139,731,657
a
Short Term Investments 2.5%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.5%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 5.006% .... United States 3,492,200 3,492,200
Total Money Market Funds (Cost $ 3,492,200 ) ...................................
3,492,200
Total Short Term Investments (Cost $ 3,492,200 ) .................................
3,492,200
a
Total Investments (Cost $ 127,433,421 ) 102.1% ..................................
$143,223,857
Other Assets, less Liabilities (2.1) % ...........................................
(2,968,780)
Net Assets 100.0% ...........................................................
$140,255,077
a a a

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2024, the aggregate value of these securities was $8,335,919, representing 5.9% of net assets.
c
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), April 30, 2024
Franklin International Core Equity (IU) Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.7%
Aerospace & Defense 1.8%
BAE Systems plc ..................................... United Kingdom 683,799 $ 11,374,003
Dassault Aviation SA ................................... France 11,037 2,362,677
Kongsberg Gruppen ASA ............................... Norway 27,911 1,970,388
Saab AB , B .......................................... Sweden 5,618 444,819
16,151,887
Air Freight & Logistics 0.4%
DSV A/S ............................................ Denmark 10,438 1,482,921
Nippon Express Holdings, Inc. ............................ Japan 38,200 1,954,247
3,437,168
Automobile Components 0.2%
Cie Generale des Etablissements Michelin SCA .............. France 12,482 479,587
Continental AG ....................................... Germany 20,707 1,342,172
1,821,759
Automobiles 4.5%
Bayerische Motoren Werke AG ........................... Germany 79,043 8,612,489
Mazda Motor Corp. .................................... Japan 295,100 3,340,377
Stellantis NV ......................................... United States 447,220 9,896,338
Subaru Corp. ........................................ Japan 313,100 6,991,207
Toyota Motor Corp. .................................... Japan 515,500 11,757,831
a
Volvo Car AB , B ...................................... Sweden 352,413 1,094,092
a
Volvo Car AB , D ...................................... Sweden 352,413 71,959
41,764,293
Banks 8.0%
b
ABN AMRO Bank NV , CVA , 144A , Reg S ................... Netherlands 218,344 3,497,884
Banco Bilbao Vizcaya Argentaria SA ....................... Spain 1,108,740 11,991,004
Credit Agricole SA ..................................... France 583,465 9,028,936
Erste Group Bank AG .................................. Austria 94,969 4,429,303
Intesa Sanpaolo SpA ................................... Italy 1,293,612 4,842,448
Japan Post Bank Co. Ltd. ............................... Japan 89,000 903,378
Mitsubishi UFJ Financial Group, Inc. ....................... Japan 97,400 970,236
NatWest Group plc .................................... United Kingdom 1,599,036 6,035,858
Standard Chartered plc ................................. United Kingdom 922,026 7,922,258
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 210,200 11,940,162
UniCredit SpA ........................................ Italy 327,542 12,023,347
73,584,814
Beverages 1.3%
Asahi Group Holdings Ltd. ............................... Japan 232,800 7,963,851
Coca-Cola HBC AG ................................... Italy 121,344 3,917,143
11,880,994
Biotechnology 0.6%
CSL Ltd. ............................................ United States 29,893 5,310,863
Broadline Retail 0.9%
Next plc ............................................ United Kingdom 58,583 6,571,076
Wesfarmers Ltd. ...................................... Australia 34,524 1,478,867
8,049,943
Building Products 1.8%
Cie de Saint-Gobain SA ................................ France 145,011 11,468,922
Kingspan Group plc ................................... Ireland 57,919 5,152,236
16,621,158

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets 3.3%
3i Group plc ......................................... United Kingdom 313,978 $ 11,218,531
Deutsche Bank AG .................................... Germany 205,141 3,276,923
a
Futu Holdings Ltd. , ADR ................................ Hong Kong 19,700 1,266,907
Hargreaves Lansdown plc ............................... United Kingdom 197,022 1,991,134
Partners Group Holding AG .............................. Switzerland 4,641 5,971,278
Singapore Exchange Ltd. ............................... Singapore 136,000 927,727
UBS Group AG ....................................... Switzerland 215,521 5,660,597
30,313,097
Chemicals 2.7%
Air Liquide SA ........................................ France 23,098 4,517,898
BASF SE ........................................... Germany 30,539 1,600,288
Givaudan SA ......................................... Switzerland 437 1,869,051
ICL Group Ltd. ....................................... Israel 288,873 1,357,032
Mitsubishi Chemical Group Corp. ......................... Japan 149,400 871,580
Nitto Denko Corp. ..................................... Japan 76,100 6,292,381
Shin-Etsu Chemical Co. Ltd. ............................. Japan 225,300 8,721,124
25,229,354
Commercial Services & Supplies 0.2%
Brambles Ltd. ........................................ Australia 93,397 878,579
Dai Nippon Printing Co. Ltd. ............................. Japan 30,200 879,609
1,758,188
Communications Equipment 0.2%
Telefonaktiebolaget LM Ericsson , B ........................ Sweden 306,687 1,556,572
Construction & Engineering 0.7%
ACS Actividades de Construccion y Servicios SA .............. Spain 109,007 4,366,187
Eiffage SA ........................................... France 15,502 1,654,194
6,020,381
Construction Materials 0.7%
CRH plc ............................................ United States 83,275 6,449,401
Consumer Staples Distribution & Retail 1.7%
Carrefour SA ......................................... France 76,540 1,287,770
Jeronimo Martins SGPS SA ............................. Portugal 64,701 1,331,137
Koninklijke Ahold Delhaize NV ............................ Netherlands 130,475 3,960,832
Tesco plc ........................................... United Kingdom 2,496,381 9,217,554
15,797,293
Containers & Packaging 0.6%
Smurfit Kappa Group plc ................................ Ireland 136,203 5,902,169
Diversified Consumer Services 0.1%
Pearson plc ......................................... United Kingdom 70,808 859,242
Diversified REITs 0.3%
Stockland ........................................... Australia 852,371 2,414,680
Diversified Telecommunication Services 1.5%
Deutsche Telekom AG .................................. Germany 451,905 10,352,109
Telenor ASA ......................................... Norway 333,680 3,842,015
14,194,124
Electric Utilities 1.6%
BKW AG ............................................ Switzerland 11,226 1,666,456
Chubu Electric Power Co., Inc. ........................... Japan 359,900 4,619,663
Endesa SA .......................................... Spain 143,311 2,613,613

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities (continued)
Kansai Electric Power Co., Inc. (The) ...................... Japan 373,600 $ 5,596,312
14,496,044
Electrical Equipment 1.8%
ABB Ltd. ............................................ Switzerland 119,612 5,812,076
Mitsubishi Electric Corp. ................................ Japan 229,200 3,994,939
Prysmian SpA ........................................ Italy 120,673 6,548,133
16,355,148
Electronic Equipment, Instruments & Components 1.1%
Azbil Corp. .......................................... Japan 63,300 1,767,969
Keyence Corp. ....................................... Japan 3,800 1,671,125
TDK Corp. .......................................... Japan 92,900 4,144,362
Yokogawa Electric Corp. ................................ Japan 117,600 2,598,467
10,181,923
Entertainment 0.6%
Bollore SE .......................................... France 108,541 704,578
Capcom Co. Ltd. ...................................... Japan 188,400 3,101,524
Nintendo Co. Ltd. ..................................... Japan 26,500 1,292,378
5,098,480
Financial Services 1.4%
a
Eurazeo SE ......................................... France 23,405 2,108,464
EXOR NV ........................................... Netherlands 50,791 5,545,652
Industrivarden AB , A ................................... Sweden 68,743 2,214,009
Investor AB , B ........................................ Sweden 122,111 2,991,161
12,859,286
Food Products 2.6%
Chocoladefabriken Lindt & Spruengli AG .................... Switzerland 398 4,584,798
MEIJI Holdings Co. Ltd. ................................. Japan 89,500 2,002,507
Nestle SA ........................................... United States 102,739 10,315,577
Nissin Foods Holdings Co. Ltd. ........................... Japan 92,200 2,460,408
Salmar ASA ......................................... Norway 16,522 1,039,450
b
WH Group Ltd. , 144A , Reg S ............................ Hong Kong 4,596,000 3,340,514
23,743,254
Gas Utilities 0.5%
Tokyo Gas Co. Ltd. .................................... Japan 199,900 4,483,211
Health Care Equipment & Supplies 2.3%
BioMerieux .......................................... France 19,815 2,106,611
Cochlear Ltd. ........................................ Australia 30,054 6,269,020
a
Demant A/S ......................................... Denmark 54,665 2,610,363
Hoya Corp. .......................................... Japan 82,700 9,588,224
Straumann Holding AG ................................. Switzerland 5,499 731,063
21,305,281
Hotels, Restaurants & Leisure 1.7%
Aristocrat Leisure Ltd. .................................. Australia 96,472 2,461,774
InterContinental Hotels Group plc ......................... United Kingdom 81,240 7,924,297
b
La Francaise des Jeux SAEM , 144A , Reg S ................. France 53,663 2,022,466
Whitbread plc ........................................ United Kingdom 29,931 1,179,759
Zensho Holdings Co. Ltd. ............................... Japan 51,100 1,980,595
15,568,891
Household Durables 0.8%
Panasonic Holdings Corp. ............................... Japan 509,300 4,445,402

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Durables (continued)
Sekisui House Ltd. .................................... Japan 57,700 $ 1,325,967
Taylor Wimpey plc ..................................... United Kingdom 1,186,536 1,944,442
7,715,811
Independent Power and Renewable Electricity Producers 0.1%
RWE AG ............................................ Germany 27,942 973,465
Industrial Conglomerates 2.1%
Hitachi Ltd. .......................................... Japan 149,000 13,746,843
Siemens AG ......................................... Germany 32,043 6,003,292
19,750,135
Industrial REITs 0.6%
Goodman Group ...................................... Australia 281,603 5,687,838
Insurance 4.6%
Aegon Ltd. .......................................... Netherlands 805,727 5,018,412
Ageas SA/NV ........................................ Belgium 91,955 4,221,272
AIA Group Ltd. ....................................... Hong Kong 325,400 2,383,316
AXA SA ............................................. France 28,723 992,518
Japan Post Holdings Co. Ltd. ............................ Japan 524,200 5,034,050
Japan Post Insurance Co. Ltd. ........................... Japan 93,500 1,755,377
Medibank Pvt Ltd. ..................................... Australia 487,938 1,118,199
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen .. Germany 23,763 10,452,149
NN Group NV ........................................ Netherlands 135,351 6,244,446
Sompo Holdings, Inc. .................................. Japan 260,400 5,153,350
42,373,089
Interactive Media & Services 0.5%
b
Auto Trader Group plc , 144A , Reg S ....................... United Kingdom 497,143 4,310,317
IT Services 0.6%
NEC Corp. .......................................... Japan 53,200 3,851,786
Otsuka Corp. ........................................ Japan 97,200 1,933,126
5,784,912
Leisure Products 0.2%
Bandai Namco Holdings, Inc. ............................ Japan 82,300 1,537,790
Machinery 3.6%
Atlas Copco AB , A ..................................... Sweden 578,600 10,135,912
Komatsu Ltd. ........................................ Japan 254,500 7,598,390
Makita Corp. ......................................... Japan 121,700 3,523,325
Rational AG ......................................... Germany 2,741 2,338,286
Schindler Holding AG .................................. Switzerland 12,721 3,099,688
Toyota Industries Corp. ................................. Japan 23,000 2,185,618
Wartsila OYJ Abp ..................................... Finland 233,048 4,299,555
33,180,774
Marine Transportation 0.4%
Kawasaki Kisen Kaisha Ltd. ............................. Japan 35,700 503,009
Nippon Yusen KK ..................................... Japan 118,000 3,350,075
3,853,084
Media 0.6%
Publicis Groupe SA .................................... France 49,793 5,495,011
Metals & Mining 3.7%
ArcelorMittal SA ...................................... Luxembourg 268,242 6,702,076
BHP Group Ltd. ...................................... Australia 188,144 5,159,661
BlueScope Steel Ltd. ................................... Australia 247,800 3,616,467

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining (continued)
Fortescue Ltd. ........................................ Australia 555,352 $ 9,203,942
JFE Holdings, Inc. ..................................... Japan 263,800 3,937,406
Pilbara Minerals Ltd. ................................... Australia 1,479,425 3,766,182
voestalpine AG ....................................... Austria 57,331 1,531,173
33,916,907
Multi-Utilities 0.5%
Centrica plc ......................................... United Kingdom 2,739,235 4,372,917
Oil, Gas & Consumable Fuels 4.6%
BP plc .............................................. United States 1,553,946 10,016,973
Idemitsu Kosan Co. Ltd. ................................ Japan 252,800 1,712,750
Inpex Corp. .......................................... Japan 237,600 3,559,201
Repsol SA ........................................... Spain 562,008 8,822,146
Shell plc ............................................ United States 225,267 8,008,571
TotalEnergies SE ..................................... France 140,893 10,229,610
42,349,251
Paper & Forest Products 0.2%
Mondi plc ........................................... Austria 106,626 2,023,994
Passenger Airlines 0.0%
†
Singapore Airlines Ltd. ................................. Singapore 100,400 479,071
Personal Care Products 2.2%
Beiersdorf AG ........................................ Germany 47,473 7,136,031
L'Oreal SA .......................................... France 27,794 13,032,525
20,168,556
Pharmaceuticals 10.3%
AstraZeneca plc ...................................... United Kingdom 50,974 7,710,381
Chugai Pharmaceutical Co. Ltd. .......................... Japan 231,700 7,368,957
GSK plc ............................................ United States 538,931 11,182,053
Hikma Pharmaceuticals plc .............................. Jordan 56,516 1,357,090
Ipsen SA ............................................ France 20,473 2,490,494
Novartis AG ......................................... Switzerland 178,258 17,302,227
Novo Nordisk A/S , B ................................... Denmark 208,225 26,703,255
Otsuka Holdings Co. Ltd. ............................... Japan 189,200 8,089,598
Roche Holding AG .................................... United States 23,619 5,659,756
Shionogi & Co. Ltd. .................................... Japan 140,300 6,552,118
94,415,929
Professional Services 1.4%
Adecco Group AG ..................................... Switzerland 47,251 1,653,046
Randstad NV ........................................ Netherlands 57,953 2,906,670
Recruit Holdings Co. Ltd. ............................... Japan 59,600 2,566,815
RELX plc ........................................... United Kingdom 64,359 2,644,522
Wolters Kluwer NV .................................... Netherlands 18,283 2,737,339
12,508,392
Real Estate Management & Development 1.0%
CK Asset Holdings Ltd. ................................. Hong Kong 225,000 959,742
Daiwa House Industry Co. Ltd. ........................... Japan 162,500 4,572,573
Hulic Co. Ltd. ........................................ Japan 178,900 1,648,502
Swire Pacific Ltd. , A ................................... Hong Kong 230,500 1,952,013
9,132,830
Retail REITs 0.3%
Klepierre SA ......................................... France 88,180 2,368,068

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 4.5%
ASM International NV .................................. Netherlands 1,895 $ 1,192,140
ASML Holding NV ..................................... Netherlands 19,647 17,114,384
BE Semiconductor Industries NV .......................... Netherlands 40,770 5,409,628
Disco Corp. .......................................... Japan 19,500 5,554,492
SCREEN Holdings Co. Ltd. .............................. Japan 39,300 4,054,862
STMicroelectronics NV ................................. Singapore 210,671 8,340,169
41,665,675
Software 2.8%
a
Check Point Software Technologies Ltd. .................... Israel 31,306 4,677,742
Sage Group plc (The) .................................. United Kingdom 487,867 7,075,078
SAP SE ............................................ Germany 50,275 9,078,859
a
Xero Ltd. ............................................ New Zealand 60,491 4,696,050
25,527,729
Specialty Retail 1.1%
Industria de Diseno Textil SA ............................. Spain 232,237 10,574,957
Technology Hardware, Storage & Peripherals 0.3%
Logitech International SA ............................... Switzerland 14,378 1,119,492
Seiko Epson Corp. .................................... Japan 123,900 2,038,154
3,157,646
Textiles, Apparel & Luxury Goods 2.5%
Burberry Group plc .................................... United Kingdom 157,120 2,248,353
Hermes International SCA ............................... France 1,876 4,491,546
LVMH Moet Hennessy Louis Vuitton SE .................... France 9,617 7,900,493
Pandora A/S ......................................... Denmark 45,478 6,921,750
Swatch Group AG (The) , N .............................. Switzerland 26,826 1,112,252
22,674,394
Tobacco 0.6%
Japan Tobacco, Inc. ................................... Japan 193,900 5,216,223
Trading Companies & Distributors 2.3%
Mitsubishi Corp. ...................................... Japan 589,900 13,490,766
Toyota Tsusho Corp. ................................... Japan 115,900 7,368,915
20,859,681
Transportation Infrastructure 0.2%
b
Aena SME SA , 144A , Reg S ............................. Spain 9,210 1,678,583
Total Common Stocks (Cost $ 726,435,710 ) .....................................
896,961,927
Preferred Stocks 0.5%
Household Products 0.5%
c
Henkel AG & Co. KGaA , 2.49% ........................... Germany 54,547 4,333,715
Total Preferred Stocks (Cost $ 3,922,161 ) .......................................
4,333,715
Total Long Term Investments (Cost $ 730,357,871 ) ...............................
901,295,642
a

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 29 .
Short Term Investments 1.1%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.1%
d,e
Institutional Fiduciary Trust - Money Market Portfolio , 5.006% .... United States 9,664,014 $ 9,664,014
Total Money Market Funds (Cost $ 9,664,014 ) ...................................
9,664,014
Total Short Term Investments (Cost $ 9,664,014 ) .................................
9,664,014
a
Total Investments (Cost $ 740,021,885 ) 99.3% ...................................
$910,959,656
Other Assets, less Liabilities 0.7% .............................................
7,044,952
Net Assets 100.0% ...........................................................
$918,004,608
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2024, the aggregate value of these securities was $14,849,764, representing 1.6% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), April 30, 2024
Franklin U.S. Core Equity (IU) Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks 98.4%
Aerospace & Defense 0.4%
Curtiss-Wright Corp. ................................................. 16,490 $ 4,178,896
Huntington Ingalls Industries, Inc. ....................................... 7,226 2,001,096
Textron, Inc. ....................................................... 24,734 2,092,249
8,272,241
Air Freight & Logistics 0.4%
Expeditors International of Washington, Inc. ............................... 67,462 7,509,195
Automobiles 2.8%
Ford Motor Co. ..................................................... 1,431,699 17,395,143
General Motors Co. .................................................. 507,658 22,606,011
a
Tesla, Inc. ......................................................... 71,758 13,151,806
Thor Industries, Inc. ................................................. 22,758 2,262,600
55,415,560
Banks 1.6%
Citigroup, Inc. ...................................................... 16,747 1,027,093
First Citizens BancShares, Inc. , A ....................................... 1,912 3,225,085
JPMorgan Chase & Co. ............................................... 143,055 27,429,366
31,681,544
Beverages 1.1%
Molson Coors Beverage Co. , B ......................................... 80,632 4,616,989
PepsiCo, Inc. ...................................................... 100,541 17,686,167
22,303,156
Biotechnology 5.1%
AbbVie, Inc. ....................................................... 184,289 29,972,763
Amgen, Inc. ....................................................... 53,536 14,665,652
a
Exelixis, Inc. ....................................................... 139,904 3,282,148
Gilead Sciences, Inc. ................................................ 138,015 8,998,578
a
Regeneron Pharmaceuticals, Inc. ....................................... 24,779 22,069,664
a
United Therapeutics Corp. ............................................. 9,721 2,277,922
a
Vertex Pharmaceuticals, Inc. ........................................... 52,224 20,514,109
101,780,836
Broadline Retail 3.5%
a
Amazon.com, Inc. ................................................... 396,766 69,434,050
a
Building Products 1.1%
a
Builders FirstSource, Inc. ............................................. 58,931 10,773,765
Lennox International, Inc. ............................................. 4,743 2,198,001
Masco Corp. ....................................................... 26,200 1,793,390
Owens Corning ..................................................... 38,722 6,513,428
21,278,584
Capital Markets 1.7%
Affiliated Managers Group, Inc. ......................................... 14,230 2,221,303
Bank of New York Mellon Corp. (The) .................................... 85,431 4,825,997
Cboe Global Markets, Inc. ............................................. 10,311 1,867,838
Evercore, Inc. , A .................................................... 15,192 2,757,348
MSCI, Inc. , A ....................................................... 3,413 1,589,741
SEI Investments Co. ................................................. 43,795 2,888,280
State Street Corp. ................................................... 142,424 10,324,316
T Rowe Price Group, Inc. ............................................. 62,747 6,875,189
33,350,012

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Chemicals 0.5%
CF Industries Holdings, Inc. ........................................... 93,836 $ 7,410,229
LyondellBasell Industries NV , A ......................................... 18,711 1,870,539
9,280,768
Commercial Services & Supplies 0.1%
Cintas Corp. ....................................................... 3,360 2,212,022
Communications Equipment 2.5%
a
Arista Networks, Inc. ................................................. 65,187 16,724,376
Cisco Systems, Inc. ................................................. 517,010 24,289,130
a
F5, Inc. ........................................................... 27,752 4,587,683
Motorola Solutions, Inc. ............................................... 15,005 5,088,946
50,690,135
Construction & Engineering 0.4%
EMCOR Group, Inc. ................................................. 20,073 7,169,473
Construction Materials 0.1%
Eagle Materials, Inc. ................................................. 8,586 2,152,596
Consumer Finance 0.4%
Synchrony Financial ................................................. 181,008 7,960,732
Consumer Staples Distribution & Retail 2.5%
Costco Wholesale Corp. .............................................. 2,908 2,102,193
Kroger Co. (The) .................................................... 302,925 16,775,987
Walmart, Inc. ...................................................... 518,261 30,758,790
49,636,970
Containers & Packaging 0.1%
Packaging Corp. of America ........................................... 11,003 1,903,299
Diversified Consumer Services 0.1%
H&R Block, Inc. ..................................................... 66,448 3,138,339
Diversified Telecommunication Services 0.2%
AT&T, Inc. ......................................................... 242,501 4,095,842
Verizon Communications, Inc. .......................................... 25,152 993,252
5,089,094
Electric Utilities 0.7%
Edison International ................................................. 27,473 1,952,231
Entergy Corp. ...................................................... 18,473 1,970,515
NRG Energy, Inc. ................................................... 56,862 4,132,162
OGE Energy Corp. .................................................. 54,197 1,877,926
PPL Corp. ......................................................... 80,730 2,216,846
Southern Co. (The) .................................................. 30,788 2,262,918
14,412,598
Electrical Equipment 2.2%
Acuity Brands, Inc. .................................................. 13,652 3,389,792
Eaton Corp. plc ..................................................... 38,105 12,127,297
Emerson Electric Co. ................................................ 18,467 1,990,373
Hubbell, Inc. , B ..................................................... 23,485 8,701,662
nVent Electric plc ................................................... 67,153 4,839,717
Vertiv Holdings Co. , A ................................................ 142,706 13,271,658
44,320,499
Electronic Equipment, Instruments & Components 0.4%
Jabil, Inc. ......................................................... 24,816 2,912,406
TD SYNNEX Corp. .................................................. 18,057 2,127,837

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Electronic Equipment, Instruments & Components (continued)
Vontier Corp. ....................................................... 59,437 $ 2,414,925
7,455,168
Energy Equipment & Services 0.1%
TechnipFMC plc .................................................... 96,493 2,472,151
Entertainment 2.0%
Electronic Arts, Inc. .................................................. 111,655 14,160,087
a
Netflix, Inc. ........................................................ 16,712 9,202,296
a
Spotify Technology SA ................................................ 59,932 16,807,330
40,169,713
Financial Services 5.3%
a
Berkshire Hathaway, Inc. , B ............................................ 107,606 42,690,529
Mastercard, Inc. , A .................................................. 60,186 27,155,923
MGIC Investment Corp. ............................................... 126,639 2,568,239
Visa, Inc. , A ........................................................ 118,107 31,724,721
Western Union Co. (The) .............................................. 163,754 2,200,854
106,340,266
Food Products 0.4%
Bunge Global SA ................................................... 68,905 7,011,773
Ingredion, Inc. ...................................................... 18,292 2,096,080
9,107,853
Gas Utilities 0.1%
UGI Corp. ......................................................... 81,911 2,093,645
Ground Transportation 1.2%
CSX Corp. ........................................................ 229,022 7,608,111
Landstar System, Inc. ................................................ 15,746 2,746,260
Ryder System, Inc. .................................................. 19,649 2,394,230
a
Saia, Inc. ......................................................... 11,448 4,542,910
a
Uber Technologies, Inc. ............................................... 51,711 3,426,888
a
XPO, Inc. ......................................................... 27,992 3,008,020
23,726,419
Health Care Equipment & Supplies 1.1%
Abbott Laboratories .................................................. 17,959 1,903,115
a
Boston Scientific Corp. ............................................... 118,304 8,502,508
a
IDEXX Laboratories, Inc. .............................................. 8,727 4,300,317
Stryker Corp. ...................................................... 22,417 7,543,321
22,249,261
Health Care Providers & Services 4.2%
Cardinal Health, Inc. ................................................. 115,838 11,935,948
Cencora, Inc. ...................................................... 60,041 14,352,801
a
Centene Corp. ..................................................... 245,926 17,967,354
McKesson Corp. .................................................... 41,158 22,110,489
a
Molina Healthcare, Inc. ............................................... 19,333 6,613,819
UnitedHealth Group, Inc. .............................................. 22,753 11,005,626
83,986,037
Health Care Technology 0.1%
a
Veeva Systems, Inc. , A ............................................... 8,748 1,737,003
a
Hotels, Restaurants & Leisure 1.4%
Aramark .......................................................... 32,398 1,020,861
Booking Holdings, Inc. ............................................... 6,750 23,301,203

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Hotels, Restaurants & Leisure (continued)
Domino's Pizza, Inc. ................................................. 4,797 $ 2,538,908
a
Expedia Group, Inc. ................................................. 13,635 1,835,680
28,696,652
Household Durables 2.0%
Lennar Corp. , A ..................................................... 116,109 17,604,447
a
NVR, Inc. ......................................................... 864 6,427,166
PulteGroup, Inc. .................................................... 100,785 11,229,465
Toll Brothers, Inc. ................................................... 45,250 5,389,727
40,650,805
Household Products 1.0%
Colgate-Palmolive Co. ............................................... 198,499 18,246,028
Procter & Gamble Co. (The) ........................................... 12,247 1,998,710
20,244,738
Independent Power and Renewable Electricity Producers 0.6%
Vistra Corp. ........................................................ 153,475 11,639,544
Industrial REITs 0.2%
Prologis, Inc. ....................................................... 16,297 1,663,109
STAG Industrial, Inc. ................................................. 49,313 1,695,874
3,358,983
Insurance 2.1%
Aflac, Inc. ......................................................... 202,251 16,918,296
American International Group, Inc. ...................................... 28,017 2,109,960
Hartford Financial Services Group, Inc. (The) .............................. 141,503 13,710,226
Loews Corp. ....................................................... 85,855 6,452,003
Old Republic International Corp. ........................................ 118,399 3,535,394
42,725,879
Interactive Media & Services 6.3%
a
Alphabet, Inc. , A .................................................... 206,995 33,694,646
a
Alphabet, Inc. , C .................................................... 215,789 35,527,501
Meta Platforms, Inc. , A ............................................... 134,987 58,067,358
127,289,505
IT Services 0.1%
a
GoDaddy, Inc. , A .................................................... 18,374 2,248,610
a
Life Sciences Tools & Services 0.2%
a
Medpace Holdings, Inc. ............................................... 10,267 3,987,189
a
Machinery 0.3%
Allison Transmission Holdings, Inc. ...................................... 39,631 2,914,860
ITT, Inc. .......................................................... 15,506 2,005,546
Snap-on, Inc. ...................................................... 7,053 1,889,922
6,810,328
Media 1.1%
Comcast Corp. , A ................................................... 555,169 21,157,491
New York Times Co. (The) , A ........................................... 42,143 1,813,413
22,970,904
Metals & Mining 1.8%
Nucor Corp. ....................................................... 114,437 19,286,068
Reliance, Inc. ...................................................... 25,193 7,172,951

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Metals & Mining (continued)
Steel Dynamics, Inc. ................................................. 71,975 $ 9,365,387
35,824,406
Multi-Utilities 0.6%
Consolidated Edison, Inc. ............................................. 27,542 2,599,965
Public Service Enterprise Group, Inc. .................................... 125,593 8,675,964
11,275,929
Oil, Gas & Consumable Fuels 4.2%
Cheniere Energy, Inc. ................................................ 81,102 12,799,518
Exxon Mobil Corp. ................................................... 97,204 11,496,317
HF Sinclair Corp. ................................................... 60,084 3,259,557
Marathon Petroleum Corp. ............................................ 117,369 21,328,295
Phillips 66 ......................................................... 102,329 14,654,536
Valero Energy Corp. ................................................. 134,945 21,573,657
85,111,880
Pharmaceuticals 2.2%
Eli Lilly & Co. ...................................................... 35,241 27,526,745
Merck & Co., Inc. ................................................... 135,477 17,506,338
45,033,083
Professional Services 0.5%
Robert Half, Inc. .................................................... 50,960 3,523,374
Science Applications International Corp. .................................. 15,293 1,968,209
Verisk Analytics, Inc. , A ............................................... 18,560 4,045,338
9,536,921
Residential REITs 0.1%
Essex Property Trust, Inc. ............................................. 8,722 2,147,793
Retail REITs 1.2%
Brixmor Property Group, Inc. ........................................... 83,707 1,849,925
NNN REIT, Inc. ..................................................... 48,732 1,975,108
Simon Property Group, Inc. ............................................ 144,517 20,308,974
24,134,007
Semiconductors & Semiconductor Equipment 10.5%
Applied Materials, Inc. ................................................ 130,822 25,987,790
Broadcom, Inc. ..................................................... 22,744 29,573,341
a
Cirrus Logic, Inc. .................................................... 22,140 1,960,940
KLA Corp. ......................................................... 22,488 15,500,754
Lam Research Corp. ................................................. 22,580 20,195,778
NVIDIA Corp. ...................................................... 129,913 112,247,430
QUALCOMM, Inc. ................................................... 35,112 5,823,325
211,289,358
Software 10.6%
a
Adobe, Inc. ........................................................ 46,312 21,434,583
a
AppLovin Corp. , A ................................................... 88,520 6,246,856
a
Cadence Design Systems, Inc. ......................................... 72,311 19,931,081
a
Crowdstrike Holdings, Inc. , A ........................................... 6,502 1,902,095
a
DocuSign, Inc. , A ................................................... 87,076 4,928,502
a
Dropbox, Inc. , A .................................................... 112,804 2,612,541
a
Fair Isaac Corp. .................................................... 11,150 12,636,629
Intuit, Inc. ......................................................... 12,419 7,769,575
a
Manhattan Associates, Inc. ............................................ 25,166 5,185,706
Microsoft Corp. ..................................................... 322,674 125,626,668
a
Synopsys, Inc. ..................................................... 3,433 1,821,515

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Software (continued)
a
Zoom Video Communications, Inc. , A .................................... 32,105 $ 1,961,616
212,057,367
Specialized REITs 0.3%
Public Storage ..................................................... 7,176 1,861,813
VICI Properties, Inc. , A ............................................... 120,407 3,437,620
5,299,433
Specialty Retail 1.6%
a
AutoZone, Inc. ..................................................... 722 2,134,521
Best Buy Co., Inc. ................................................... 27,871 2,052,420
Gap, Inc. (The) ..................................................... 84,759 1,739,255
Murphy USA, Inc. ................................................... 8,510 3,521,608
a
O'Reilly Automotive, Inc. .............................................. 10,682 10,823,643
TJX Cos., Inc. (The) ................................................. 20,833 1,960,177
a
Ulta Beauty, Inc. .................................................... 4,308 1,744,051
Williams-Sonoma, Inc. ............................................... 27,317 7,833,969
31,809,644
Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc. ........................................................ 629,084 107,151,878
HP, Inc. ........................................................... 34,405 966,436
NetApp, Inc. ....................................................... 84,537 8,640,527
116,758,841
Textiles, Apparel & Luxury Goods 0.7%
a
Deckers Outdoor Corp. ............................................... 10,977 8,984,345
PVH Corp. ........................................................ 16,596 1,805,645
Ralph Lauren Corp. , A ................................................ 15,262 2,497,474
13,287,464
Tobacco 0.1%
Altria Group, Inc. .................................................... 45,816 2,007,199
Trading Companies & Distributors 0.5%
a
Core & Main, Inc. , A ................................................. 57,337 3,237,821
Fastenal Co. ....................................................... 27,281 1,853,471
WW Grainger, Inc. ................................................... 4,701 4,331,266
9,422,558
Total Common Stocks (Cost $ 1,437,771,305 ) ....................................
1,973,948,239
a a a a
Short Term Investments 1.0%
a
Money Market Funds 1.0%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 5.006% .................. 19,951,946 19,951,946
Total Money Market Funds (Cost $ 19,951,946 ) ..................................
19,951,946
Total Short Term Investments (Cost $ 19,951,946 ) ................................
19,951,946
a
Total Investments (Cost $ 1,457,723,251 ) 99.4% ..................................
$1,993,900,185
Other Assets, less Liabilities 0.6% .............................................
12,717,562
Net Assets 100.0% ...........................................................
$2,006,617,747

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 29 .
a
Non-income producing.
b
See Note 3 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eighteen separate funds, three of which are included in this report (Funds).
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to,
ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’
portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At April 30, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended April
30, 2024, investments in affiliated management investment companies were as follows:
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $1,411,873 $28,810,126 $(26,729,799) $— $— $3,492,200 3,492,200 $41,265
Total Affiliated Securities ... $1,411,873 $28,810,126 $(26,729,799) $— $— $3,492,200 $41,265
Franklin International Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $7,035,498 $133,242,763 $(130,614,247) $— $— $9,664,014 9,664,014 $336,209
Total Affiliated Securities ... $7,035,498 $133,242,763 $(130,614,247) $— $— $9,664,014 $336,209
Franklin U.S. Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $15,977,991 $196,661,905 $(192,687,950) $— $— $19,951,946 19,951,946 $613,096
Total Affiliated Securities ... $15,977,991 $196,661,905 $(192,687,950) $— $— $19,951,946 $613,096
2. Financial Instrument Valuation
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2024, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 519,392 $ — $ 519,392
Air Freight & Logistics ................... — 275,124 — 275,124
Automobile Components ................. — 1,012,427 — 1,012,427
Automobiles .......................... — 4,501,812 — 4,501,812
Banks ............................... 2,010,748 17,966,267 — 19,977,015
Beverages ........................... 839,179 2,208,978 — 3,048,157
Biotechnology ......................... — 668,722 — 668,722
Broadline Retail ....................... 2,864,271 2,540,167 — 5,404,438
Capital Markets ........................ — 1,595,926 — 1,595,926
Chemicals ........................... 172,356 3,708,070 —
a
3,880,426
Communications Equipment .............. — 290,418 — 290,418
Construction & Engineering ............... — 848,988 — 848,988
Construction Materials .................. 128,199 656,710 — 784,909
Consumer Finance ..................... — 739,766 — 739,766
Consumer Staples Distribution & Retail ...... 1,682,622 570,034 — 2,252,656
Diversified Consumer Services ............ 307,020 — — 307,020
Diversified REITs ...................... 132,378 — — 132,378
Diversified Telecommunication Services ..... 291,439 1,035,456 — 1,326,895
Electric Utilities ........................ — 599,120 —
a
599,120
Electrical Equipment .................... — 2,986,588 — 2,986,588
Electronic Equipment, Instruments &
Components ........................ — 4,105,271 — 4,105,271
Entertainment ......................... — 1,711,364 — 1,711,364
Financial Services ...................... — 1,667,923 — 1,667,923
Food Products ........................ 159,606 2,391,692 — 2,551,298
Gas Utilities .......................... — 162,854 — 162,854
Ground Transportation .................. — 255,829 — 255,829
Health Care Equipment & Supplies ......... 152,634 146,964 — 299,598
Health Care Providers & Services .......... — 1,401,691 — 1,401,691
Hotels, Restaurants & Leisure ............. 832,835 2,524,966 — 3,357,801
Household Durables .................... — 421,739 — 421,739
Household Products .................... 139,920 — — 139,920
Independent Power and Renewable Electricity
Producers .......................... 308,014 913,312 — 1,221,326
Industrial Conglomerates ................ 1,419,890 — — 1,419,890
Insurance ............................ 499,372 3,548,573 — 4,047,945
Interactive Media & Services .............. 326,390 6,522,634 — 6,849,024
IT Services ........................... — 3,641,391 — 3,641,391
Life Sciences Tools & Services ............ — 533,395 — 533,395
Machinery ............................ — 937,407 — 937,407
Media ............................... — 141,520 — 141,520
Metals & Mining ....................... 2,304,805 2,872,283 —
a
5,177,088
4. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Multi-Utilities .......................... $ — $ 762,646 $ — $ 762,646
Oil, Gas & Consumable Fuels ............. 2,693,676 3,351,655 — 6,045,331
Paper & Forest Products ................. — 213,071 — 213,071
Passenger Airlines ..................... — 517,081 — 517,081
Personal Care Products ................. — 1,187,245 — 1,187,245
Pharmaceuticals ....................... — 2,725,385 — 2,725,385
Real Estate Management & Development .... 1,022,757 666,087 — 1,688,844
Semiconductors & Semiconductor Equipment . — 16,585,083 — 16,585,083
Software ............................. — 328,666 — 328,666
Specialty Retail ........................ 291,897 2,091,915 — 2,383,812
Technology Hardware, Storage & Peripherals . 181,146 7,547,655 — 7,728,801
Textiles, Apparel & Luxury Goods .......... — 1,621,981 — 1,621,981
Transportation Infrastructure .............. 1,002,986 369,189 — 1,372,175
Wireless Telecommunication Services ....... 1,256,814 409,941 — 1,666,755
Preferred Stocks ......................... 3,708,330 — — 3,708,330
Short Term Investments ................... 3,492,200 — — 3,492,200
Total Investments in Securities ........... $28,221,484 $115,002,373
b
$— $143,223,857
Franklin International Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 16,151,887 — 16,151,887
Air Freight & Logistics ................... — 3,437,168 — 3,437,168
Automobile Components ................. — 1,821,759 — 1,821,759
Automobiles .......................... 71,959 41,692,334 — 41,764,293
Banks ............................... — 73,584,814 — 73,584,814
Beverages ........................... — 11,880,994 — 11,880,994
Biotechnology ......................... — 5,310,863 — 5,310,863
Broadline Retail ....................... — 8,049,943 — 8,049,943
Building Products ...................... — 16,621,158 — 16,621,158
Capital Markets ........................ 1,266,907 29,046,190 — 30,313,097
Chemicals ........................... — 25,229,354 — 25,229,354
Commercial Services & Supplies ........... — 1,758,188 — 1,758,188
Communications Equipment .............. — 1,556,572 — 1,556,572
Construction & Engineering ............... — 6,020,381 — 6,020,381
Construction Materials .................. — 6,449,401 — 6,449,401
Consumer Staples Distribution & Retail ...... — 15,797,293 — 15,797,293
Containers & Packaging ................. — 5,902,169 — 5,902,169
Diversified Consumer Services ............ — 859,242 — 859,242
Diversified REITs ...................... — 2,414,680 — 2,414,680
Diversified Telecommunication Services ..... 3,842,015 10,352,109 — 14,194,124
Electric Utilities ........................ — 14,496,044 — 14,496,044
Electrical Equipment .................... — 16,355,148 — 16,355,148
Electronic Equipment, Instruments &
Components ........................ — 10,181,923 — 10,181,923
Entertainment ......................... — 5,098,480 — 5,098,480
Financial Services ...................... — 12,859,286 — 12,859,286
Food Products ........................ — 23,743,254 — 23,743,254
Gas Utilities .......................... — 4,483,211 — 4,483,211
Health Care Equipment & Supplies ......... — 21,305,281 — 21,305,281
Hotels, Restaurants & Leisure ............. — 15,568,891 — 15,568,891
Household Durables .................... — 7,715,811 — 7,715,811
4. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin International Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Independent Power and Renewable Electricity
Producers .......................... $ — $ 973,465 $ — $ 973,465
Industrial Conglomerates ................ — 19,750,135 — 19,750,135
Industrial REITs ....................... — 5,687,838 — 5,687,838
Insurance ............................ — 42,373,089 — 42,373,089
Interactive Media & Services .............. — 4,310,317 — 4,310,317
IT Services ........................... — 5,784,912 — 5,784,912
Leisure Products ....................... — 1,537,790 — 1,537,790
Machinery ............................ — 33,180,774 — 33,180,774
Marine Transportation ................... — 3,853,084 — 3,853,084
Media ............................... — 5,495,011 — 5,495,011
Metals & Mining ....................... — 33,916,907 — 33,916,907
Multi-Utilities .......................... — 4,372,917 — 4,372,917
Oil, Gas & Consumable Fuels ............. — 42,349,251 — 42,349,251
Paper & Forest Products ................. 2,023,994 — — 2,023,994
Passenger Airlines ..................... — 479,071 — 479,071
Personal Care Products ................. — 20,168,556 — 20,168,556
Pharmaceuticals ....................... — 94,415,929 — 94,415,929
Professional Services ................... — 12,508,392 — 12,508,392
Real Estate Management & Development .... — 9,132,830 — 9,132,830
Retail REITs .......................... — 2,368,068 — 2,368,068
Semiconductors & Semiconductor Equipment . — 41,665,675 — 41,665,675
Software ............................. 4,677,742 20,849,987 — 25,527,729
Specialty Retail ........................ — 10,574,957 — 10,574,957
Technology Hardware, Storage & Peripherals . — 3,157,646 — 3,157,646
Textiles, Apparel & Luxury Goods .......... — 22,674,394 — 22,674,394
Tobacco ............................. — 5,216,223 — 5,216,223
Trading Companies & Distributors .......... — 20,859,681 — 20,859,681
Transportation Infrastructure .............. — 1,678,583 — 1,678,583
Preferred Stocks ......................... — 4,333,715 — 4,333,715
Short Term Investments ................... 9,664,014 — — 9,664,014
Total Investments in Securities ........... $21,546,631 $889,413,025
c
$— $910,959,656
Franklin U.S. Core Equity (IU) Fund
Assets:
Investments in Securities:
d
Common Stocks ......................... 1,973,948,239 — — 1,973,948,239
Short Term Investments ................... 19,951,946 — — 19,951,946
Total Investments in Securities ........... $1,993,900,185 $— $— $1,993,900,185
a
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at  April 30, 2024.
b
Includes foreign securities valued at $115,002,373, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $889,413,025, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
F or detailed categories, see the accompanying Schedule of Investments.
4. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
GDR
Global Depositary Receipt
REIT
Real Estate Investment Trust
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.